Loans - Schedule of Troubled Debt Restructurings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commercial Loans [Member] | Commercial Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Loans, Past Due Greater than 30 Days	$ 0	$ 0
Commercial Loans [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Loans, Current	355	400
Accruing Loans, Past Due Greater than 30 Days	0	0
Nonaccrual TDRs		4,452
Total TDRs	355	4,852
Commercial Loans [Member] | Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Loans, Current	1,075	976
Accruing Loans, Past Due Greater than 30 Days	0	0
Nonaccrual TDRs	1,971	13,791
Total TDRs	3,046	14,767
Residential Mortgage Loans [Member] | Residential Prime [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Loans, Past Due Greater than 30 Days	0	0
Residential Mortgage Loans [Member] | Residential Subprime [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Loans, Past Due Greater than 30 Days	0	0
Consumer and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Loans, Current	1,430	1,376
Accruing Loans, Past Due Greater than 30 Days	0	0
Nonaccrual TDRs	2,209	18,501
Total TDRs	3,639	19,877
Consumer and Other Loans [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Loans, Past Due Greater than 30 Days	0	0
Nonaccrual TDRs	238	258
Total TDRs	238	258
Consumer and Other Loans [Member] | Indirect Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Loans, Past Due Greater than 30 Days	0	0
Consumer and Other Loans [Member] | Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Loans, Past Due Greater than 30 Days	0	0
Consumer and Other Loans [Member] | Consumer - Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing Loans, Past Due Greater than 30 Days	$ 0	$ 0